Stock Options (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions
	2014	2013
Expected Life (Years)	7.63	7.63
Dividend yield	2.01%	2.33%
Interest rate	2.28%	2.86%
Volatility	47.36%	47.28%

Summary of option activity under stock option plans

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
				(in Thousands)
Options outstanding at December 31, 2013	515,143	$15.98
Plus: Options granted	564,750	21.48
Less:
Options exercised	40,385	13.75
Options expired	15,125	27.02
Options forfeited	30,494	18.84

Options outstanding at December 31, 2014	993,889	18.94	6.62	$7,567

Options fully vested and exercisable at December 31, 2014	250,487	$16.76	2.28	$2,461

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2014	2013	2012
Weighted average grant date fair value of stock options granted	$9.07	$9.05	$8.71
Total fair value of stock options vested	$376,000	$480,000	$524,000
Total intrinsic value of stock options exercised	$468,000	$171,000	$41,000